TENANT IMPROVEMENTS - Schedule of Tenant Improvements (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Tenant Improvements	$ 927,258	$ 592,195	$ 58,855
Less accumulated depreciation and amortization	(683,612)	(14,414)	(6,834)
Tenant improvements, net	$ 886,550	$ 577,781	$ 52,021